   As filed with the Securities and Exchange Commission on December 13, 1995

                                         Securities Act registration no. 33-1398
                                        Investment Company Act file no. 811-4466

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                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                   FORM N-1A
                          ____________________________
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 14

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 16
                          ____________________________
                               MONETTA FUND, INC.
                                  (Registrant)

                    1776-A South Naperville Road, Suite 207
                         Wheaton, Illinois  60187-8133

                        Telephone number:  708/462-9800

                          ____________________________
Robert S. Bacarella                     Janet D. Olsen
Monetta Fund, Inc.                      Bell, Boyd & Lloyd
1776-A South Naperville Road, #207      Three First National Plaza, #3300
Wheaton, Illinois  60187-8133           Chicago, Illinois  60602

                              (Agents for service)

                          ____________________________
                 Amending Parts A, B and C and filing exhibits.

             It is proposed that this filing will become effective:

                     X   immediately upon filing pursuant to rule 485(b)
                    ---
                    ___  On August 31, 1995 pursuant to rule 485(b)
                    ___  60 days after filing pursuant to rule 485(a)(1)
                    ___  on ___________________ pursuant to rule 485(a)(1)
                    ___  75 days after filing pursuant to rule 485(a)(2)
                    ___  on _______________ pursuant to rule 485(a)(2)

===============================================================================================
                                              Proposed         Proposed
     Title of                                 Maximum          Maximum
    Securities                Amount          Offering         Aggregate          Amount of
 Being Registered        Being Registered  Price Per Unit   Offering Price    Registration Fee
-----------------------------------------------------------------------------------------------
Shares of Beneficial                          Net Asset
  Interest, No Par                          Value at Time
       Value               8,358,723/1/        of Sale      $131,566,313/2/         $100
===============================================================================================

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/1/  Based upon a net asset value of $15.74 on December 7, 1995.

/2/ This calculation is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The actual aggregate redemption price of shares redeemed during the Registrant's fiscal year ended December 31, 1995 was $177,077,724 (11,603,413 shares), of which $45,801,411 was used for reductions pursuant to paragraph (c) of rule 24f-2 in Registrant's Rule 24f-2 Notice for such period. The aggregate redemption price of redeemed shares used for reductions in this amendment pursuant to 24e-2(a) is $131,276,313.

                   Page 1 of ____ pages (including exhibits)
                    The index of exhibits is on page _____.